Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Intangible Assets
Cost	$ 849,506	$ 728,518
Accumulated amortization	528,236	477,471
Net	321,270	251,047
Customer agreements and relationships
Intangible Assets
Cost	354,049	299,524
Accumulated amortization	189,908	172,026
Existing technology
Intangible Assets
Cost	466,832	403,944
Accumulated amortization	316,506	285,148
Trade names
Intangible Assets
Cost	12,142	10,139
Accumulated amortization	8,889	8,227
Non-compete covenants
Intangible Assets
Cost	16,483	14,911
Accumulated amortization	$ 12,933	$ 12,070